UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2015 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--1.7%
Lear	75,700		8,234,646
Thor Industries	8,000		414,400
			8,649,046
Banks--6.3%
BancorpSouth	199,300		4,737,361
Cathay General Bancorp	90,100		2,699,396
Comerica	97,700		4,015,470
First Horizon National	458,800		6,505,784
KeyCorp	533,700		6,943,437
Regions Financial	44,900		404,549
SunTrust Banks	160,800		6,148,992
			31,454,989
Capital Goods--7.7%
Allison Transmission Holdings	146,300		3,904,747
Huntington Ingalls Industries	65,100		6,975,465
Lincoln Electric Holdings	123,000		6,448,890
PACCAR	19,700		1,027,749
Rockwell Automation	29,700		3,013,659
Spirit AeroSystems Holdings, Cl. A	143,300	a	6,927,122
Textron	193,200		7,272,048
Trinity Industries	112,600		2,552,642
			38,122,322
Consumer Durables & Apparel--1.8%
Brunswick	141,900		6,795,591
Carter's	21,100		1,912,504
			8,708,095
Consumer Services--4.8%
Brinker International	22,300		1,174,541
Darden Restaurants	30,100		2,063,054
Jack in the Box	87,400		6,733,296
ServiceMaster Global Holdings	202,900	a	6,807,295
Wyndham Worldwide	98,300		7,067,770
			23,845,956
Diversified Financials--5.3%
Affiliated Managers Group	17,700	a	3,026,523
Eaton Vance	13,200		441,144
Moody's	88,600		8,700,520
Navient	130,800		1,470,192
T. Rowe Price Group	117,000		8,131,500
Waddell & Reed Financial, Cl. A	136,300		4,739,151
			26,509,030
Energy--6.6%
Cameron International	119,600	a	7,333,872
CVR Energy	67,000	b	2,750,350
Marathon Petroleum	40,600		1,880,998
ONEOK	115,400		3,715,880

Tesoro	90,500		8,800,220
Western Refining	36,500		1,610,380
World Fuel Services	183,900		6,583,620
			32,675,320
Food & Staples Retailing--1.8%
Kroger	207,500		7,484,525
SUPERVALU	235,300	a	1,689,454
			9,173,979
Food, Beverage & Tobacco--5.2%
Boston Beer, Cl. A	13,600	a,b	2,864,296
Bunge	56,600		4,148,780
Ingredion	56,800		4,959,208
Mead Johnson Nutrition	75,700		5,329,280
Monster Beverage	10,300	a	1,391,942
Pilgrim's Pride	254,500	b	5,288,510
Tyson Foods, Cl. A	37,400		1,611,940
			25,593,956
Health Care Equipment & Services--5.8%
Cigna	18,500		2,497,870
DENTSPLY International	152,000		7,686,640
Edwards Lifesciences	33,400	a	4,748,478
Health Net	97,400	a	5,865,428
Hologic	22,500	a	880,425
Molina Healthcare	34,700	a	2,389,095
Teleflex	37,700		4,682,717
			28,750,653
Insurance--2.2%
Hartford Financial Services Group	36,800		1,684,704
Lincoln National	59,200		2,809,632
Reinsurance Group of America	27,600		2,500,284
Unum Group	127,300		4,083,784
			11,078,404
Materials--3.2%
Celanese, Ser. A	127,300		7,532,341
International Flavors & Fragrances	34,100		3,521,166
Mosaic	98,400		3,061,224
Steel Dynamics	112,800		1,937,904
			16,052,635
Media--1.4%
Madison Square Garden, Cl. A	52,100	a	3,758,494
News Corp., Cl. A	65,400		825,348
Starz, Cl. A	56,700	a	2,117,178
			6,701,020
Pharmaceuticals, Biotech & Life Sciences--7.0%
Agilent Technologies	128,400		4,407,972
Charles River Laboratories
International	81,100	a	5,151,472
Mettler-Toledo International	26,300	a	7,488,662
PerkinElmer	73,400		3,373,464
United Therapeutics	47,700	a	6,260,148
Zoetis	194,800		8,021,864
			34,703,582
Real Estate--5.0%

CBRE Group, Cl. A	9,300	a	297,600
Corrections Corporation of America	163,379	c	4,826,216
General Growth Properties	140,600	c	3,651,382
Host Hotels & Resorts	383,900	c	6,069,459
Post Properties	57,600	c	3,357,504
Prologis	38,600	c	1,501,540
Taubman Centers	74,100	c	5,118,828
			24,822,529
Retailing--8.8%
Bed Bath & Beyond	112,300	a,b	6,403,346
Best Buy	31,800		1,180,416
Big Lots	146,200	b	7,005,904
Dollar General	67,500		4,889,700
Foot Locker	115,800		8,334,126
L Brands	50,900		4,587,617
Macy's	21,000		1,077,720
O'Reilly Automotive	39,500	a	9,875,000
			43,353,829
Semiconductors & Semiconductor Equipment--3.0%
Integrated Device Technology	352,700	a	7,159,810
Skyworks Solutions	89,800		7,562,058
			14,721,868
Software & Services--11.7%
ANSYS	30,900	a	2,723,526
Computer Sciences	76,100		4,671,018
Convergys	85,000		1,964,350
DST Systems	67,500		7,096,950
Electronic Arts	129,900	a	8,800,725
FactSet Research Systems	23,900	b	3,819,459
Fiserv	92,500	a	8,011,425
Intuit	101,200		8,981,500
NeuStar, Cl. A	63,500	a,b	1,727,835
Vantiv, Cl. A	36,800	a	1,653,056
VeriSign	117,100	a,b	8,262,576
			57,712,420
Technology Hardware & Equipment--1.3%
InterDigital	57,900		2,929,740
NetApp	113,900		3,371,440
			6,301,180
Telecommunication Services--.8%
CenturyLink	158,500		3,981,520
Transportation--5.0%
Alaska Air Group	77,600		6,165,320
C.H. Robinson Worldwide	46,000		3,117,880
Old Dominion Freight Line	109,600	a	6,685,600
Southwest Airlines	225,600		8,581,824
			24,550,624
Utilities--3.2%
AES	94,600		926,134
Entergy	104,000		6,770,400
FirstEnergy	174,400		5,460,464
IDACORP	8,400		543,564
Public Service Enterprise Group	49,900		2,103,784

		15,804,346
Total Common Stocks
(cost $450,952,405)		493,267,303

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,952,862)	1,952,862 [d]	1,952,862
Investment of Cash Collateral for
Securities Loaned--2.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,091,158)	10,091,158 [d]	10,091,158
Total Investments (cost $462,996,425)	102.0%	505,311,323
Liabilities, Less Cash and Receivables	(2.0%)	(10,140,368)
Net Assets	100.0%	495,170,955

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $34,193,152 and the value of the collateral held by the fund was $34,205,248, consisting of cash collateral of $10,091,158 and U.S. Government
& Agency securities valued at $24,114,090.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $42,314,898 of which $72,616,694 related to appreciated investment securities and $30,301,796 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.7
Retailing	8.8
Capital Goods	7.7
Pharmaceuticals, Biotech & Life Sciences	7.0
Energy	6.6
Banks	6.3
Health Care Equipment & Services	5.8
Diversified Financials	5.3
Food, Beverage & Tobacco	5.2
Real Estate	5.0
Transportation	5.0
Consumer Services	4.8
Materials	3.2
Utilities	3.2
Semiconductors & Semiconductor Equipment	3.0
Money Market Investments	2.4
Insurance	2.2
Consumer Durables & Apparel	1.8
Food & Staples Retailing	1.8
Automobiles & Components	1.7
Media	1.4
Technology Hardware & Equipment	1.3

Telecommunication Services	.8
102.0

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	493,267,303	-	-	493,267,303
Mutual Funds	12,044,020	-	-	12,044,020

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)